CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Redeemable Convertible Preferred Stock	Series E-1 redeemable convertible preferred stock	Series E Preferred Stock	Series F Preferred Stock	Series D Redeemable Convertible Preferred Stock	Total
Balance at the beginning at Dec. 31, 2016	$ 22	$ 3,998	$ (704,274)	$ 490,971					$ (700,254)
Balance at the beginning (in shares) at Dec. 31, 2016	22,291			184,499
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Debt to Series E Preferred Stock						$ 160,928
Conversion of Debt to Series E Preferred Stock (in shares)						103,077
Issuance of Series Preferred Stock					$ 118,623
Issuance of Series Preferred Stock (in shares)					54,901
Issuance of Series D Redeemable Convertible Preferred Stock for In-kind Transfer								$ 1,077
Issuance of Series D Redeemable Convertible Preferred Stock for In-kind Transfer (in shares)								714
Conversion of Preferred Stock to Common Stock	$ 354	653,749		$ (654,103)					654,103
Conversion of Preferred Stock to Common Stock (in shares)	353,850			(288,290)
Exercise of Stock Options	$ 1	179							180
Exercise of Stock Options (in shares)	1,233
Issuance of Common Stock for In-kind Transfer	$ 3	172							175
Issuance of Common Stock for In-kind Transfer (in shares)	2,558
Accretion of Preferred Stock Issuance Cost				$ 1,513
Accretion of Preferred Stock Issuance Cost		(1,513)							(1,513)
Stock-Based Compensation Expense		4,500							4,500
Net loss			(75,556)						(75,556)
Balance at the end at Dec. 31, 2017	$ 380	661,085	(779,830)	$ 119,009					(118,365)
Balance at the end (in shares) at Dec. 31, 2017	379,932			54,901
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series Preferred Stock							$ 141,590
Issuance of Series Preferred Stock (in shares)							57,068
Exercise of Stock Options	$ 2	550							552
Exercise of Stock Options (in shares)	2,385
Common Stock Issued	$ 1	339							340
Shares issued in Offering, net of issuance costs (in shares)	393
Issuance of Common Stock for In-kind Transfer	$ 1	1,933							1,934
Issuance of Common Stock for In-kind Transfer (in shares)	1,299
Accretion of Preferred Stock Issuance Cost				$ 678
Accretion of Preferred Stock Issuance Cost		(678)							(678)
Stock-Based Compensation Expense		7,210							7,210
Net loss			(76,220)						(76,220)
Balance at the end at Dec. 31, 2018	$ 384	670,439	(856,050)	$ 261,277					$ (185,227)
Balance at the end (in shares) at Dec. 31, 2018	384,009			111,969
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of Stock Options (in shares)									1,316,000
Net loss									$ (57,667)
Balance at the end at Jun. 30, 2019		948,603	(913,717)						34,905
Balance at the beginning at Dec. 31, 2018	$ 384	670,439	(856,050)	$ 261,277					(185,227)
Balance at the beginning (in shares) at Dec. 31, 2018	384,009			111,969
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series Preferred Stock							$ 7,824
Issuance of Series Preferred Stock (in shares)							2,879
Exercise of Stock Options	$ 3	1,145							1,148
Exercise of Stock Options (in shares)	2,873
Common Stock Issued	$ 2	437							439
Shares issued in Offering, net of issuance costs (in shares)	1,906
Issuance of Common Stock for In-kind Transfer	$ 1	1,363							1,364
Issuance of Common Stock for In-kind Transfer (in shares)	822
Repurchase of Preferred Stock and Issuance of Promissory Note				$ (11,722)
Repurchase of Preferred Stock and Issuance of Promissory Note (in shares)				(4,598)
Accretion of Preferred Stock Issuance Cost				$ 992
Accretion of Preferred Stock Issuance Cost		(992)							(992)
Stock-Based Compensation Expense		17,613							17,613
Issuance of warrants		438							438
Net loss			(142,734)						(142,734)
Balance at the end at Dec. 31, 2019	$ 390	690,443	(998,784)	$ 258,371					(307,951)
Balance at the end (in shares) at Dec. 31, 2019	389,610			110,250
Balance at the beginning at Jan. 01, 2019		932,081	(856,050)						76,050
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of Stock Options		126							126
Stock-Based Compensation Expense		4,831							4,831
Net loss			(29,554)						(29,554)
Balance at the end at Mar. 31, 2019		944,283	(885,604)						58,698
Balance at the end at Mar. 31, 2019		944,283	(885,604)						58,698
Balance at the end at Dec. 31, 2019	$ 390	690,443	(998,784)	$ 258,371					(307,951)
Balance at the end (in shares) at Dec. 31, 2019	389,610			110,250
Balance at the beginning at Mar. 31, 2019		944,283	(885,604)						58,698
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of Stock Options		407							407
Common Stock Issued		438							438
Issuance of Common Stock for In-kind Transfer		535							535
Stock-Based Compensation Expense		1,844							1,844
Net loss			(28,113)						(28,113)
Balance at the end at Jun. 30, 2019		948,603	(913,717)						34,905
Balance at the beginning at Dec. 31, 2019	$ 390	690,443	(998,784)	$ 258,371					(307,951)
Balance at the end at Mar. 31, 2020		965,495	(1,067,464)						(101,951)
Balance at the beginning at Dec. 31, 2019	$ 390	690,443	(998,784)	$ 258,371					$ (307,951)
Balance at the beginning (in shares) at Dec. 31, 2019	389,610			110,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of Stock Options (in shares)									3,855,000
Net loss									$ (230,117)
Balance at the end at Jun. 30, 2020		3,395,129	(1,228,901)						2,191,288
Balance at the beginning at Jan. 01, 2020		949,186	(998,784)						(49,580)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of Stock Options		467							467
Stock-Based Compensation Expense		4,842							4,842
Net loss			(68,680)						(68,680)
Balance at the end at Mar. 31, 2020		965,495	(1,067,464)						(101,951)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Debt to Series E Preferred Stock		112,544							112,545
Exercise of Stock Options		5,599							5,599
Common Stock Issued		620,798							620,800
Stock-Based Compensation Expense		54,447							54,486
Net loss			(161,437)						(161,437)
Balance at the end at Jun. 30, 2020		$ 3,395,129	$ (1,228,901)						$ 2,191,288